UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                                Washington, D.C.

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       12/31/01

Check here if Amendment [ ]; Amendment Number: _____
 This Amendment (Check only one):   [ ] is a restatement.

                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Trustmark Financial Services, Inc.
Address:          248 E. Capitol Street
                  Jackson, MS  39201

Form 13F File Number: Number not yet assigned to this new manager

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas Howard
Title:            President
Phone:            601-949-2368

Signature, Place and Date of Signing:
/s/  Thomas Howard
Jackson, Mississippi
February 12, 2002

Report Type (Check only one):
         [ ]  13F Holdings Report
         [X]  13F Notice
         [ ]  13F Combination Report

List Other Managers Reporting for this Manager:

     Form 13F File Number          Name
     --------------------          ------------------------------------------
     028-02681                     Trustmark National Bank - Trust Department